UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 6/30/18

Fund’s investments
As of 6-30-18 (unaudited)
	Shares	Value
Common stocks 97.4%		$14,724,742,594
(Cost $12,094,160,707)
Consumer discretionary 5.3%		797,289,062
Auto components 0.4%
BorgWarner, Inc.	1,555,277	67,125,755
Automobiles 0.6%
Fiat Chrysler Automobiles NV (A)(B)	4,871,662	92,025,695
Hotels, restaurants and leisure 1.0%
Wyndham Destinations, Inc.	1,637,639	72,498,279
Wyndham Hotels & Resorts, Inc.	1,318,399	77,561,413
Internet and direct marketing retail 0.3%
Booking Holdings, Inc. (A)	19,448	39,422,846
Media 1.6%
Comcast Corp., Class A	7,282,304	238,932,394
Specialty retail 1.4%
Lowe's Companies, Inc.	903,173	86,316,244
The Home Depot, Inc.	258,582	50,449,348
The TJX Companies, Inc.	766,517	72,957,088
Consumer staples 0.6%		96,592,461
Beverages 0.6%
Coca-Cola European Partners PLC	2,376,783	96,592,461
Energy 13.0%		1,963,288,139
Energy equipment and services 0.3%
Apergy Corp. (A)	939,125	39,208,469
Oil, gas and consumable fuels 12.7%
Andeavor	2,112,028	277,055,833
Chevron Corp.	3,437,330	434,581,632
Cimarex Energy Company	1,050,025	106,829,544
ConocoPhillips	3,880,475	270,158,670
Energen Corp. (A)	1,189,617	86,627,910
EQT Corp.	2,081,980	114,883,656
Marathon Oil Corp.	5,743,598	119,811,454
Marathon Petroleum Corp.	2,581,368	181,108,779
Royal Dutch Shell PLC, ADR, Class A	4,810,374	333,022,192
Financials 30.9%		4,671,868,401
Banks 17.1%
Bank of America Corp.	22,589,760	636,805,333
Citigroup, Inc.	8,131,216	544,140,975
JPMorgan Chase & Co.	5,505,945	573,719,469
KeyCorp	5,324,235	104,035,552
Lloyds Banking Group PLC, ADR (B)	24,132,201	80,360,229
Regions Financial Corp.	9,749,649	173,348,759
Wells Fargo & Company	8,676,708	481,036,692
Capital markets 1.8%
TD Ameritrade Holding Corp.	1,411,219	77,292,465
The Goldman Sachs Group, Inc.	903,890	199,371,017
Consumer finance 3.2%
American Express Company	1,815,966	177,964,668
Capital One Financial Corp.	1,401,019	128,753,646
Discover Financial Services	2,458,955	173,135,022
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Diversified financial services 3.9%
Berkshire Hathaway, Inc., Class B (A)	3,154,014	$588,696,713
Insurance 4.9%
American International Group, Inc.	3,420,476	181,353,638
Chubb, Ltd.	1,317,099	167,297,915
Everest Re Group, Ltd.	490,626	113,079,480
The Allstate Corp.	2,630,090	240,048,314
XL Group, Ltd.	561,725	31,428,514
Health care 16.1%		2,435,195,084
Biotechnology 1.2%
Gilead Sciences, Inc.	2,575,551	182,452,033
Health care providers and services 6.1%
Anthem, Inc.	657,837	156,584,941
Cigna Corp.	905,087	153,819,536
CVS Health Corp.	3,727,475	239,863,016
Laboratory Corp. of America Holdings (A)	858,930	154,203,703
McKesson Corp.	1,025,227	136,765,282
UnitedHealth Group, Inc.	345,076	84,660,946
Pharmaceuticals 8.8%
Johnson & Johnson	4,520,213	548,482,645
Merck & Company, Inc.	4,750,817	288,374,592
Novartis AG, ADR	1,416,015	106,965,773
Pfizer, Inc.	10,557,404	383,022,617
Industrials 8.8%		1,333,494,305
Aerospace and defense 3.3%
Raytheon Company	405,642	78,361,922
The Boeing Company	466,493	156,513,066
United Technologies Corp.	2,174,705	271,903,366
Airlines 2.0%
Delta Air Lines, Inc.	3,546,666	175,701,834
Southwest Airlines Company	2,564,512	130,482,371
Building products 0.3%
Owens Corning	719,559	45,598,454
Electrical equipment 1.3%
ABB, Ltd., ADR (B)	2,934,824	63,891,118
Eaton Corp. PLC	1,681,583	125,681,513
Machinery 1.9%
Cummins, Inc.	1,565,340	208,190,220
Dover Corp.	1,054,241	77,170,441
Information technology 13.4%		2,032,159,715
Communications equipment 3.2%
Cisco Systems, Inc.	11,284,715	485,581,286
Electronic equipment, instruments and components 2.1%
Avnet, Inc.	1,109,309	47,578,263
TE Connectivity, Ltd.	3,049,647	274,651,209
Internet software and services 1.3%
Alphabet, Inc., Class A (A)	74,938	84,619,240
eBay, Inc. (A)	3,193,894	115,810,596
IT services 1.2%
DXC Technology Company	2,217,830	178,779,276
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Information technology (continued)
Software 2.8%
Microsoft Corp.	1,352,264	$133,346,753
Oracle Corp.	6,645,682	292,808,749
Technology hardware, storage and peripherals 2.8%
HP, Inc.	8,219,797	186,507,194
NetApp, Inc.	2,960,361	232,477,149
Materials 5.9%		883,851,692
Chemicals 2.0%
FMC Corp.	898,603	80,164,374
Methanex Corp. (B)	1,790,178	126,565,585
Nutrien, Ltd.	1,629,628	88,619,171
Construction materials 1.1%
Cemex SAB de CV, ADR (A)	10,275,106	67,404,695
CRH PLC, ADR (B)	2,626,722	92,854,623
Containers and packaging 0.8%
WestRock Company	2,241,187	127,792,483
Metals and mining 2.0%
Barrick Gold Corp.	4,973,659	65,304,143
Rio Tinto PLC, ADR (B)	1,408,941	78,168,047
Steel Dynamics, Inc.	3,416,291	156,978,571
Real estate 1.6%		242,167,591
Equity real estate investment trusts 1.6%
Equity Residential	1,700,838	108,326,372
SL Green Realty Corp.	1,331,356	133,841,219
Telecommunication services 1.2%		176,591,521
Diversified telecommunication services 1.2%
Verizon Communications, Inc.	3,510,068	176,591,521
Utilities 0.6%		92,244,623
Electric utilities 0.6%
Edison International	1,457,952	92,244,623

	Yield (%)	Shares	Value
Securities lending collateral 0.2%			$26,112,109
(Cost $26,107,599)
John Hancock Collateral Trust (C)	2.0600(D)	2,610,271	26,112,109
Short-term investments 2.8%			$430,608,471
(Cost $430,608,471)
Money market funds 2.8%			430,608,471
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8098(D)	430,608,471	430,608,471

Total investments (Cost $12,550,876,777) 100.4%	$15,181,463,174
Other assets and liabilities, net (0.4%)	(55,023,255)
Total net assets 100.0%	$15,126,439,919

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18. The value of securities on loan amounted to $25,511,865.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
The fund had the following country composition as a percentage of net assets on 6-30-18:
United States	87.5%
Switzerland	4.1%
United Kingdom	2.3%
Netherlands	2.2%
Canada	1.9%
Bermuda	1.0%
Other countries	1.0%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q1	06/18
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		8/18

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 6/30/18

Fund’s investments
As of 6-30-18 (unaudited)
	Shares	Value
Common stocks 97.9%		$14,159,686,069
(Cost $11,125,530,790)
Consumer discretionary 4.3%		623,407,590
Auto components 1.3%
BorgWarner, Inc.	2,038,011	87,960,555
Lear Corp.	512,420	95,212,760
Hotels, restaurants and leisure 1.1%
Wyndham Destinations, Inc.	1,769,599	78,340,148
Wyndham Hotels & Resorts, Inc.	1,480,014	87,069,224
Internet and direct marketing retail 0.5%
Expedia Group, Inc.	615,727	74,004,228
Leisure products 0.9%
Hasbro, Inc.	1,339,437	123,643,429
Media 0.2%
Omnicom Group, Inc.	409,993	31,270,166
Specialty retail 0.3%
Tractor Supply Company	600,171	45,907,080
Consumer staples 0.9%		133,641,360
Beverages 0.5%
Coca-Cola European Partners PLC	1,669,204	67,836,451
Food products 0.4%
Nomad Foods, Ltd. (A)	3,429,125	65,804,909
Energy 9.0%		1,296,951,975
Energy equipment and services 1.0%
Apergy Corp. (A)	1,392,671	58,144,014
Superior Energy Services, Inc. (A)	3,630,779	35,363,787
TechnipFMC PLC	1,685,247	53,489,740
Oil, gas and consumable fuels 8.0%
Anadarko Petroleum Corp.	1,912,120	140,062,790
Andeavor	1,040,725	136,522,306
Cimarex Energy Company	879,975	89,528,657
Diamondback Energy, Inc.	828,784	109,043,111
Energen Corp. (A)	1,718,379	125,132,359
Enerplus Corp.	2,956,676	37,254,118
EQT Corp.	3,309,966	182,643,924
Jagged Peak Energy, Inc. (A)(B)	3,136,780	40,840,876
Marathon Petroleum Corp.	1,458,933	102,358,739
Noble Energy, Inc.	1,943,615	68,570,737
Pioneer Natural Resources Company	623,530	117,996,817
Financials 23.4%		3,380,452,083
Banks 7.0%
East West Bancorp, Inc.	3,374,732	220,032,526
Fifth Third Bancorp	6,256,744	179,568,553
Huntington Bancshares, Inc.	14,017,041	206,891,525
KeyCorp	5,126,119	100,164,365
Regions Financial Corp.	6,910,032	122,860,369
SunTrust Banks, Inc.	2,839,714	187,477,918
Capital markets 4.5%
E*TRADE Financial Corp. (A)	2,045,609	125,109,446
Moody's Corp.	482,343	82,268,422
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Raymond James Financial, Inc.	2,003,231	$178,988,690
State Street Corp.	997,448	92,852,434
TD Ameritrade Holding Corp.	3,025,446	165,703,677
Consumer finance 3.6%
Discover Financial Services	3,682,171	259,261,666
Navient Corp.	4,378,353	57,049,940
SLM Corp. (A)	7,718,703	88,379,149
Synchrony Financial	3,504,318	116,974,135
Insurance 8.3%
Alleghany Corp.	372,152	213,976,235
Aon PLC	1,052,791	144,411,341
Everest Re Group, Ltd.	501,839	115,663,853
Loews Corp.	2,890,125	139,535,235
Marsh & McLennan Companies, Inc.	723,584	59,312,180
Reinsurance Group of America, Inc.	1,413,779	188,711,221
The Allstate Corp.	1,803,838	164,636,294
Torchmark Corp.	541,752	44,104,030
W.R. Berkley Corp.	1,747,257	126,518,879
Health care 5.6%		809,417,517
Health care equipment and supplies 0.6%
Boston Scientific Corp. (A)	1,306,002	42,706,265
Zimmer Biomet Holdings, Inc.	391,622	43,642,356
Health care providers and services 4.0%
DaVita, Inc. (A)	1,394,550	96,837,552
Laboratory Corp. of America Holdings (A)	1,215,493	218,217,458
McKesson Corp.	1,441,072	192,239,005
Universal Health Services, Inc., Class B	566,603	63,142,238
Life sciences tools and services 0.7%
ICON PLC (A)	808,415	107,139,240
Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC (A)	264,036	45,493,403
Industrials 18.3%		2,650,730,221
Aerospace and defense 4.4%
Arconic, Inc.	1,978,490	33,654,115
Curtiss-Wright Corp.	849,024	101,050,836
Harris Corp.	1,230,378	177,838,836
Huntington Ingalls Industries, Inc.	294,154	63,769,646
L3 Technologies, Inc.	341,091	65,598,621
Spirit AeroSystems Holdings, Inc., Class A	737,573	63,364,896
Textron, Inc.	1,918,934	126,476,940
Airlines 1.7%
American Airlines Group, Inc.	1,132,413	42,986,397
Delta Air Lines, Inc.	1,796,920	89,019,417
Southwest Airlines Company	2,208,772	112,382,319
Building products 1.4%
Masco Corp.	3,533,835	132,236,106
Owens Corning	1,151,106	72,945,587
Construction and engineering 0.8%
Fluor Corp.	1,249,163	60,934,171
MasTec, Inc. (A)	1,007,186	51,114,690
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Industrials (continued)
Electrical equipment 3.0%
AMETEK, Inc.	2,577,648	$186,003,080
Eaton Corp. PLC	1,645,782	123,005,747
EnerSys	1,033,079	77,109,017
Hubbell, Inc.	507,412	53,653,745
Machinery 3.8%
Cummins, Inc.	617,420	82,116,860
Dover Corp.	1,137,060	83,232,792
Ingersoll-Rand PLC	524,873	47,096,854
ITT, Inc.	363,272	18,988,227
PACCAR, Inc.	790,566	48,983,469
Parker-Hannifin Corp.	864,298	134,700,843
The Timken Company	1,303,186	56,753,750
WABCO Holdings, Inc. (A)	676,679	79,184,977
Professional services 2.2%
ManpowerGroup, Inc.	1,094,351	94,179,847
Robert Half International, Inc.	2,317,281	150,854,993
The Dun & Bradstreet Corp.	631,792	77,489,289
Trading companies and distributors 1.0%
Air Lease Corp.	1,788,237	75,052,307
WESCO International, Inc. (A)	1,207,563	68,951,847
Information technology 17.1%		2,475,382,731
Electronic equipment, instruments and components 2.7%
Arrow Electronics, Inc. (A)	1,170,428	88,109,820
Belden, Inc. (B)	865,671	52,909,812
Flex, Ltd. (A)	4,641,202	65,487,360
TE Connectivity, Ltd.	1,971,556	177,558,333
Internet software and services 1.7%
eBay, Inc. (A)	3,639,032	131,951,300
InterActiveCorp (A)	420,994	64,197,375
NetEase, Inc., ADR	218,829	55,291,523
IT services 6.0%
Alliance Data Systems Corp.	316,453	73,796,840
Amdocs, Ltd.	2,638,438	174,638,211
Cognizant Technology Solutions Corp., Class A	564,171	44,563,867
DXC Technology Company	2,027,947	163,472,808
Fidelity National Information Services, Inc.	2,411,049	255,643,525
Leidos Holdings, Inc.	1,926,634	113,671,406
The Western Union Company	2,179,069	44,300,473
Semiconductors and semiconductor equipment 2.4%
KLA-Tencor Corp.	770,294	78,978,244
Marvell Technology Group, Ltd.	4,036,731	86,547,513
ON Semiconductor Corp. (A)	1,759,617	39,125,084
Qorvo, Inc. (A)	588,384	47,170,745
Skyworks Solutions, Inc.	483,413	46,721,866
Versum Materials, Inc.	1,237,562	45,975,428
Software 1.1%
Activision Blizzard, Inc.	1,202,780	91,796,170
CDK Global, Inc.	1,143,487	74,383,829
Technology hardware, storage and peripherals 3.2%
Hewlett Packard Enterprise Company	3,775,430	55,159,032
HP, Inc.	6,785,557	153,964,288
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
NetApp, Inc.	1,573,886	$123,597,268
Western Digital Corp.	483,452	37,424,019
Xerox Corp.	3,706,108	88,946,592
Materials 5.1%		732,628,163
Chemicals 1.7%
FMC Corp.	1,052,402	93,884,782
Nutrien, Ltd. (B)	1,742,897	94,778,739
The Mosaic Company	2,159,885	60,584,774
Construction materials 0.3%
Cemex SAB de CV, ADR (A)	6,353,214	41,677,084
Containers and packaging 2.1%
Berry Global Group, Inc. (A)	1,201,365	55,190,708
Crown Holdings, Inc. (A)	1,431,049	64,053,753
Graphic Packaging Holding Company	6,903,341	100,167,478
WestRock Company	1,409,536	80,371,743
Metals and mining 1.0%
Steel Dynamics, Inc.	3,088,555	141,919,102
Real estate 7.3%		1,053,112,249
Equity real estate investment trusts 7.3%
American Homes 4 Rent, Class A	2,452,942	54,406,254
Boston Properties, Inc.	1,444,622	181,184,491
DCT Industrial Trust, Inc.	1,237,795	82,598,060
Douglas Emmett, Inc.	2,976,648	119,601,717
Duke Realty Corp.	4,548,270	132,036,278
Equity Residential	1,948,423	124,095,061
Kilroy Realty Corp.	692,149	52,354,150
Regency Centers Corp.	2,104,466	130,645,249
SL Green Realty Corp.	1,752,621	176,190,989
Utilities 6.9%		1,003,962,180
Electric utilities 6.1%
Alliant Energy Corp.	3,609,088	152,736,604
Edison International	1,371,756	86,791,002
Entergy Corp.	1,886,044	152,373,495
Evergy, Inc.	1,269,145	71,262,480
PG&E Corp.	1,080,039	45,966,460
Pinnacle West Capital Corp.	2,469,986	198,982,072
Xcel Energy, Inc.	3,973,743	181,520,580
Multi-utilities 0.8%
DTE Energy Company	1,103,247	114,329,487

	Yield (%)	Shares	Value
Securities lending collateral 0.3%			$46,489,540
(Cost $46,488,137)
John Hancock Collateral Trust (C)	2.0600(D)	4,647,281	46,489,540
Short-term investments 1.7%			$234,912,043
(Cost $234,912,043)
Money market funds 1.7%			234,912,043
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8098(D)	234,912,043	234,912,043

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Total investments (Cost $11,406,930,970) 99.9%	$14,441,087,652
Other assets and liabilities, net 0.1%	18,266,510
Total net assets 100.0%	$14,459,354,162

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18. The value of securities on loan amounted to $45,362,502.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q1	06/18
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		8/18

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 6/30/18

Fund’s investments
As of 6-30-18 (unaudited)
	Shares	Value
Common stocks 97.1%		$2,196,353,246
(Cost $1,945,774,111)
Australia 2.6%		59,637,976
Commonwealth Bank of Australia (A)	278,659	15,028,797
Macquarie Group, Ltd.	137,143	12,498,699
Sonic Healthcare, Ltd.	666,225	12,085,370
Westpac Banking Corp. (A)	922,095	20,025,110
Canada 6.1%		138,361,320
BCE, Inc.	923,701	37,407,554
Nutrien, Ltd.	368,025	20,013,200
Pembina Pipeline Corp. (A)	638,518	22,113,661
Rogers Communications, Inc., Class B	501,197	23,804,618
Royal Bank of Canada	217,670	16,390,030
TELUS Corp.	524,516	18,632,257
France 7.5%		168,552,650
AXA SA	1,324,242	32,356,275
Cie Generale des Etablissements Michelin SCA	125,112	15,135,829
Sanofi	207,979	16,692,315
SCOR SE	431,394	15,953,427
TOTAL SA	653,996	39,714,455
Unibail-Rodamco-Westfield	134,049	29,516,109
Vinci SA	199,854	19,184,240
Germany 7.7%		172,937,989
Allianz SE	158,421	32,643,435
BASF SE	249,412	23,811,031
Daimler AG	298,970	19,151,176
Deutsche Post AG	498,824	16,206,993
Deutsche Telekom AG (B)	1,819,005	28,111,684
Muenchener Rueckversicherungs-Gesellschaft AG	176,294	37,064,606
Siemens AG	121,050	15,949,064
Italy 3.0%		68,302,318
Assicurazioni Generali SpA	714,928	11,952,159
Snam SpA (A)	5,283,157	22,017,083
Terna Rete Elettrica Nazionale SpA (A)	6,357,175	34,333,076
Netherlands 1.7%		39,314,332
Royal Dutch Shell PLC, ADR, Class A	567,880	39,314,332
Norway 1.6%		35,235,709
Equinor ASA	666,183	17,615,581
Orkla ASA	2,013,985	17,620,128
Singapore 1.0%		23,495,935
Singapore Exchange, Ltd.	2,264,151	11,897,894
Singapore Telecommunications, Ltd.	5,136,883	11,598,041
Spain 1.8%		40,283,836
Gas Natural SDG SA (A)	716,553	18,942,702
Red Electrica Corp. SA (A)	1,050,457	21,341,134
Sweden 0.6%		14,603,589
Svenska Handelsbanken AB, A Shares	1,318,555	14,603,589
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland 3.7%		$82,520,820
Nestle SA	272,160	21,092,631
Novartis AG	288,408	21,847,178
Roche Holding AG	95,052	21,088,064
Swisscom AG	41,433	18,492,947
Taiwan 0.5%		11,821,384
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	323,342	11,821,384
United Kingdom 14.5%		327,183,452
AstraZeneca PLC, ADR	1,091,890	38,336,258
BAE Systems PLC	3,538,082	30,099,530
British American Tobacco PLC	480,951	24,227,106
British American Tobacco PLC, ADR	229,102	11,558,196
Diageo PLC	340,403	12,229,272
GlaxoSmithKline PLC	1,920,557	38,720,199
Imperial Brands PLC	1,031,771	38,317,992
Lloyds Banking Group PLC	23,208,360	19,256,379
Micro Focus International PLC	515,885	8,951,280
National Grid PLC	2,786,595	30,794,815
SSE PLC	985,463	17,591,042
Unilever PLC	424,082	23,426,459
Vodafone Group PLC	13,902,106	33,674,924
United States 44.8%		1,014,101,936
AbbVie, Inc.	155,171	14,376,591
Altria Group, Inc.	619,875	35,202,701
Ameren Corp.	273,785	16,659,817
American Electric Power Company, Inc.	246,162	17,046,719
Arthur J. Gallagher & Company	192,543	12,569,207
AT&T, Inc.	1,064,268	34,173,645
BB&T Corp.	239,200	12,065,248
BlackRock, Inc.	23,520	11,737,421
CenturyLink, Inc.	700,304	13,053,667
Cisco Systems, Inc.	702,742	30,238,988
CME Group, Inc.	73,401	12,031,892
Dominion Energy, Inc.	373,712	25,479,684
DowDuPont, Inc.	242,100	15,959,232
Duke Energy Corp.	454,141	35,913,470
Eaton Corp. PLC	352,803	26,368,496
Emerson Electric Company	210,416	14,548,162
Entergy Corp.	332,279	26,844,820
Enterprise Products Partners LP	1,025,272	28,369,276
Exxon Mobil Corp.	339,590	28,094,281
FirstEnergy Corp.	574,822	20,641,858
Intel Corp.	324,155	16,113,745
Iron Mountain, Inc.	653,996	22,896,400
Johnson & Johnson	120,237	14,589,558
Kimberly-Clark Corp.	169,795	17,886,205
Las Vegas Sands Corp.	299,782	22,891,354
Leggett & Platt, Inc.	417,583	18,640,905
Lockheed Martin Corp.	50,369	14,880,514
Magellan Midstream Partners LP	290,033	20,035,480
McDonald's Corp.	109,676	17,185,132
Merck & Company, Inc.	273,785	16,618,750
MetLife, Inc.	556,506	24,263,662
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Microsoft Corp.	172,232	$16,983,798
Occidental Petroleum Corp.	392,398	32,835,865
People's United Financial, Inc.	799,419	14,461,490
PepsiCo, Inc.	150,297	16,362,834
Pfizer, Inc.	857,101	31,095,624
Philip Morris International, Inc.	342,840	27,680,902
PPL Corp.	801,857	22,893,017
Public Storage	66,618	15,112,959
QUALCOMM, Inc.	283,534	15,911,928
Texas Instruments, Inc.	219,353	24,183,668
The Coca-Cola Company	276,222	12,115,097
The Procter & Gamble Company	191,730	14,966,444
The Southern Company	350,152	16,215,539
United Parcel Service, Inc., Class B	142,985	15,189,297
Verizon Communications, Inc.	811,606	40,831,898
WEC Energy Group, Inc.	251,849	16,282,038
Wells Fargo & Company	216,915	12,025,768
Welltower, Inc.	503,699	31,576,890

	Yield (%)	Shares	Value
Securities lending collateral 3.7%			$82,023,347
(Cost $82,015,341)
John Hancock Collateral Trust (C)	2.0600(D)	8,199,301	82,023,347
Total investments (Cost $2,027,789,452) 100.8%			$2,278,376,593
Other assets and liabilities, net (0.8%)			(17,021,785)
Total net assets 100.0%			$2,261,354,808

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 6-30-18. The value of securities on loan amounted to $68,845,488.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
The fund had the following sector composition as a percentage of net assets on 6-30-18:

Financials	14.8%
Utilities	14.2%
Consumer staples	12.1%
Telecommunication services	11.4%
Energy	11.2%
Health care	9.8%
Industrials	6.8%
Information technology	5.5%
Real estate	4.4%
Consumer discretionary	4.2%
Materials	2.7%
Short-term investments and other	2.9%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2018, by major security category or type:

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$59,637,976	—	$59,637,976	—
Canada	138,361,320	$138,361,320	—	—
France	168,552,650	—	168,552,650	—
Germany	172,937,989	—	172,937,989	—
Italy	68,302,318	—	68,302,318	—
Netherlands	39,314,332	39,314,332	—	—
Norway	35,235,709	—	35,235,709	—
Singapore	23,495,935	—	23,495,935	—
Spain	40,283,836	—	40,283,836	—
Sweden	14,603,589	—	14,603,589	—
Switzerland	82,520,820	—	82,520,820	—
Taiwan	11,821,384	11,821,384	—	—
United Kingdom	327,183,452	49,894,454	277,288,998	—
United States	1,014,101,936	1,014,101,936	—	—
Securities lending collateral	82,023,347	82,023,347	—	—
Total investments in securities	$2,278,376,593	$1,335,516,773	$942,859,820	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q1	06/18
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		8/18

John Hancock

International Growth Fund

Quarterly portfolio holdings 6/30/18

Fund’s investments
As of 6-30-18 (unaudited)
	Shares	Value
Common stocks 99.2%		$10,459,113,022
(Cost $9,342,762,245)
Australia 3.4%		353,824,811
Aristocrat Leisure, Ltd.	5,177,883	118,249,288
Qantas Airways, Ltd.	26,036,980	118,562,007
Treasury Wine Estates, Ltd.	9,107,505	117,013,516
Austria 0.9%		95,921,240
ams AG (A)	1,293,434	95,921,240
Canada 1.1%		115,477,253
Magna International, Inc.	1,985,511	115,477,253
China 14.1%		1,488,628,829
58.com, Inc., ADR (A)	1,555,178	107,836,043
Alibaba Group Holding, Ltd., ADR (A)	1,801,543	334,240,273
Anhui Conch Cement Company, Ltd., H Shares (B)	24,285,340	138,496,920
New Oriental Education & Technology Group, Inc., ADR	1,385,720	131,172,255
Ping An Insurance Group Company of China, Ltd., H Shares	11,277,070	103,271,731
Sunny Optical Technology Group Company, Ltd.	6,559,073	121,653,497
Tencent Holdings, Ltd.	8,926,094	448,227,405
Weibo Corp., ADR (A)(B)	1,168,665	103,730,705
Denmark 1.1%		115,871,680
DSV A/S	1,439,369	115,871,680
France 12.0%		1,261,293,402
Airbus SE	2,197,492	256,436,229
Alstom SA	3,305,307	151,642,548
Edenred	3,919,788	123,813,328
Kering SA	301,671	169,931,444
Legrand SA (B)	1,619,948	118,656,639
LVMH Moet Hennessy Louis Vuitton SE	574,574	190,769,685
Safran SA	2,064,683	250,043,529
Germany 2.9%		309,569,650
adidas AG	772,410	168,167,604
United Internet AG	2,476,747	141,402,046
Hong Kong 4.4%		463,005,275
AIA Group, Ltd.	25,556,125	222,629,916
Melco Resorts & Entertainment, Ltd., ADR	4,267,737	119,496,636
Sino Biopharmaceutical, Ltd.	79,150,189	120,878,723
India 2.7%		281,081,026
HDFC Bank, Ltd.	3,875,177	121,159,788
IndusInd Bank, Ltd.	5,649,767	159,921,238
Ireland 4.4%		468,261,288
Accenture PLC, Class A	907,605	148,475,102
ICON PLC (A)	1,282,310	169,944,544
Medtronic PLC	1,750,282	149,841,642
Italy 1.0%		109,057,505
Moncler SpA	2,403,466	109,057,505
Japan 7.6%		796,294,476
Keyence Corp.	283,810	160,072,969
Nexon Company, Ltd. (A)	10,358,189	150,290,761
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
SMC Corp.	439,349	$160,841,633
Sony Corp.	3,830,219	196,162,204
Tokyo Electron, Ltd.	751,089	128,926,909
Luxembourg 1.1%		117,930,159
B&M European Value Retail SA	22,199,197	117,930,159
Netherlands 5.8%		606,318,236
ASML Holding NV	1,251,521	247,657,297
Koninklijke Philips NV	4,502,988	190,782,707
Wolters Kluwer NV	2,988,391	167,878,232
Singapore 1.6%		166,265,539
DBS Group Holdings, Ltd.	8,549,666	166,265,539
Sweden 4.4%		464,917,113
Alfa Laval AB	4,646,993	109,705,619
Atlas Copco AB, A Shares	4,216,137	122,101,661
Epiroc AB, Class A (A)	11,441,127	120,060,460
Spotify Technology SA (A)	671,953	113,049,373
Switzerland 7.9%		836,289,324
Julius Baer Group, Ltd. (A)	1,888,332	110,602,382
Logitech International SA	2,652,652	116,215,133
Nestle SA	2,919,717	226,280,548
Novartis AG	1,750,441	132,597,556
Partners Group Holding AG (B)	166,283	121,560,516
Temenos AG (A)	858,010	129,033,189
Taiwan 2.9%		305,987,800
Taiwan Semiconductor Manufacturing Company, Ltd.	43,090,323	305,987,800
United Kingdom 17.8%		1,877,786,322
Aon PLC	930,393	127,622,010
AstraZeneca PLC	2,420,438	167,414,716
BAE Systems PLC	19,247,235	163,742,028
Compass Group PLC	9,364,356	199,606,960
Diageo PLC	7,067,679	253,912,466
Experian PLC	5,330,578	131,497,910
IHS Markit, Ltd. (A)	3,465,457	178,782,927
Prudential PLC	7,075,537	161,296,065
Rio Tinto PLC	1,941,944	107,036,962
Smiths Group PLC	5,734,151	128,086,188
Unilever NV	4,644,684	258,788,090
United States 2.1%		225,332,094
Amdocs, Ltd.	1,955,585	129,440,171
Sensata Technologies Holding PLC (A)	2,015,383	95,891,923

	Yield (%)	Shares	Value
Securities lending collateral 0.9%			$88,972,984
(Cost $88,975,748)
John Hancock Collateral Trust (C)	2.0600(D)	8,894,008	88,972,984

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

	Par value^	Value
Short-term investments 1.3%		$141,200,000
(Cost $141,200,000)
Repurchase agreement 1.3%		141,200,000
Bank of America Corp. dated 6-29-18 at 2.090% to be repurchased at $88,515,414 on 7-2-18, collateralized by $18,037,301 Federal Home Loan Mortgage Corp., 2.601% due 10-1-46 (valued at $17,922,566, including interest), and $71,901,472 Federal National Mortgage Association, 3.000% - 4.000% due 6-1-30 to 7-1-47 (valued at $72,347,435, including interest)	88,500,000	88,500,000
Societe Generale dated 6-29-18 at 2.100% to be repurchased at $52,709,223 on 7-2-18, collateralized by $8,014,000 Federal Home Loan Mortgage Corp., 1.750% due 8-28-19 (valued at $7,996,665, including interest), $2,170,900 U.S. Treasury Bills, 0.000% due 9-13-18 to 5-23-19 (valued at $2,129,900, including interest), $16,967,400 U.S. Treasury Bonds, 2.500% - 2.750% due 11-15-42 to 2-15-45 (valued at $16,356,895, including interest), and $28,062,500 U.S. Treasury Notes, 1.125% - 2.625% due 1-31-19 to 3-31-25 (valued at $27,270,608, including interest)	52,700,000	52,700,000
Total investments (Cost $9,572,937,993) 101.4%		$10,689,286,006
Other assets and liabilities, net (1.4%)		(143,346,626)
Total net assets 100.0%		$10,545,939,380

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18. The value of securities on loan amounted to $86,645,487.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-18.
The fund had the following sector composition as a percentage of net assets on 6-30-18:

Information technology	28.2%
Industrials	24.0%
Consumer discretionary	15.4%
Financials	12.3%
Health care	8.9%
Consumer staples	8.1%
Materials	2.3%
Short-term investments and other	0.8%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2018, by major security category or type:

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$353,824,811	—	$353,824,811	—
Austria	95,921,240	—	95,921,240	—
Canada	115,477,253	$115,477,253	—	—
China	1,488,628,829	676,979,276	811,649,553	—
Denmark	115,871,680	—	115,871,680	—
France	1,261,293,402	—	1,261,293,402	—
Germany	309,569,650	—	309,569,650	—
Hong Kong	463,005,275	119,496,636	343,508,639	—
India	281,081,026	—	281,081,026	—
Ireland	468,261,288	468,261,288	—	—
Italy	109,057,505	—	109,057,505	—
Japan	796,294,476	—	796,294,476	—
Luxembourg	117,930,159	—	117,930,159	—
Netherlands	606,318,236	—	606,318,236	—
Singapore	166,265,539	—	166,265,539	—
Sweden	464,917,113	113,049,373	351,867,740	—
Switzerland	836,289,324	—	836,289,324	—
Taiwan	305,987,800	—	305,987,800	—

       5

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	1,877,786,322	306,404,937	1,571,381,385	—
United States	225,332,094	225,332,094	—	—
Securities lending collateral	88,972,984	88,972,984	—	—
Short-term investments	141,200,000	—	141,200,000	—
Total investments in securities	$10,689,286,006	$2,113,973,841	$8,575,312,165	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q1	06/18
This report is for the information of the shareholders of John Hancock International Growth Fund.		8/18

John Hancock

International Value Equity Fund

Quarterly portfolio holdings 6/30/18

Fund’s investments
As of 6-30-18 (unaudited)
	Shares	Value
Common stocks 95.3%		$594,909,261
(Cost $557,174,769)
Australia 3.5%		22,033,318
Australia & New Zealand Banking Group, Ltd.	265,215	5,550,839
BHP Billiton, Ltd.	307,488	7,693,972
Coca-Cola Amatil, Ltd.	575,717	3,915,826
National Australia Bank, Ltd.	239,979	4,872,681
Belgium 0.9%		5,694,038
bpost SA	169,077	2,668,710
Ontex Group NV (A)	138,037	3,025,328
Canada 7.8%		48,709,483
Bank of Montreal	76,470	5,910,989
CGI Group, Inc., Class A (B)	79,579	5,042,959
Fairfax Financial Holdings, Ltd.	10,241	5,738,512
Goldcorp, Inc.	394,695	5,419,119
Husky Energy, Inc.	293,826	4,579,542
IGM Financial, Inc. (A)	152,159	4,410,892
Magna International, Inc.	92,583	5,384,624
Suncor Energy, Inc.	155,656	6,334,459
The Toronto-Dominion Bank	101,737	5,888,387
Chile 0.8%		5,326,228
Antofagasta PLC	409,956	5,326,228
China 1.5%		9,208,465
China Petroleum & Chemical Corp., H Shares	3,878,279	3,471,515
CNOOC, Ltd.	3,348,000	5,736,950
Denmark 1.0%		6,058,119
Carlsberg A/S, Class B	51,489	6,058,119
France 10.8%		67,278,611
AXA SA	199,426	4,872,737
BNP Paribas SA	77,047	4,765,897
Carrefour SA	192,095	3,098,674
Engie SA	336,524	5,147,647
ICADE	57,024	5,341,352
Ingenico Group SA	55,399	4,967,319
Lagardere SCA	204,239	5,381,356
Orange SA	326,044	5,442,381
Publicis Groupe SA	79,794	5,475,668
Sanofi	65,056	5,221,370
Schneider Electric SE	69,724	5,798,726
TOTAL SA	101,436	6,159,786
Vinci SA	58,398	5,605,698
Germany 10.3%		64,260,193
Allianz SE	25,814	5,319,103
BASF SE	56,752	5,418,038
Bayer AG	49,482	5,434,298
Bayerische Motoren Werke AG	56,789	5,133,304
E.ON SE	487,968	5,199,063
Fresenius Medical Care AG & Company KGaA	60,325	6,074,219
Gerresheimer AG	65,448	5,295,007
Merck KGaA	54,017	5,258,419
2	JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	25,533	$5,368,138
ProSiebenSat.1 Media SE	155,723	3,940,577
SAP SE	53,503	6,175,205
Siemens AG	42,843	5,644,822
Hong Kong 3.9%		24,078,968
China Mobile, Ltd.	550,582	4,885,285
CLP Holdings, Ltd.	495,227	5,334,283
Guangdong Investment, Ltd.	3,294,098	5,213,356
Hang Lung Group, Ltd.	1,643,113	4,600,687
Yue Yuen Industrial Holdings, Ltd.	1,435,202	4,045,357
Ireland 2.7%		16,582,434
Bank of Ireland Group PLC	648,882	5,035,475
Shire PLC	108,748	6,126,731
Smurfit Kappa Group PLC	134,588	5,420,228
Italy 0.6%		4,081,314
Eni SpA	220,119	4,081,314
Japan 20.5%		127,935,587
Alps Electric Company, Ltd.	176,900	4,543,211
Bandai Namco Holdings, Inc.	117,431	4,837,160
Bridgestone Corp.	134,286	5,245,595
DeNA Company, Ltd.	230,300	4,312,534
East Japan Railway Company	58,263	5,579,580
Hirose Electric Company, Ltd.	40,998	5,070,405
Hitachi, Ltd.	705,629	4,971,145
Honda Motor Company, Ltd.	180,342	5,287,805
Isuzu Motors, Ltd.	401,907	5,328,151
Japan Tobacco, Inc.	199,698	5,580,844
Keisei Electric Railway Company, Ltd.	183,578	6,297,136
Kyocera Corp.	88,500	4,977,057
Matsumotokiyoshi Holdings Company, Ltd.	126,414	5,672,679
Mitsubishi Chemical Holdings Corp.	554,940	4,634,184
Mitsubishi Corp.	222,009	6,156,104
Mitsubishi Electric Corp.	336,380	4,463,062
Mitsubishi UFJ Financial Group, Inc.	848,610	4,807,278
Mitsui Fudosan Company, Ltd.	258,885	6,236,093
Nippon Telegraph & Telephone Corp.	126,225	5,734,151
ORIX Corp.	330,600	5,210,952
Seven & i Holdings Company, Ltd.	137,248	5,986,166
Sumitomo Chemical Company, Ltd.	886,395	5,013,125
Toyo Suisan Kaisha, Ltd.	150,921	5,384,651
Toyota Motor Corp.	102,159	6,606,519
Netherlands 5.4%		33,835,826
Aegon NV	827,176	4,938,756
Akzo Nobel NV	64,000	5,458,712
Heineken Holding NV	59,468	5,687,288
ING Groep NV	323,407	4,642,354
Koninklijke Philips NV	135,670	5,748,070
Royal Dutch Shell PLC, A Shares	212,095	7,360,646
Norway 0.8%		5,003,622
DNB ASA	256,951	5,003,622
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND	3

	Shares	Value
Singapore 1.6%		$9,974,749
DBS Group Holdings, Ltd.	308,921	6,007,593
Sembcorp Industries, Ltd.	1,969,316	3,967,156
Spain 2.2%		13,526,514
Banco Santander SA	969,839	5,183,280
Repsol SA	195,804	3,821,920
Telefonica SA	532,706	4,521,314
Sweden 1.7%		10,786,287
Modern Times Group MTG AB, B Shares	134,579	5,615,867
Trelleborg AB, B Shares	243,157	5,170,420
Switzerland 6.1%		38,230,474
Adecco Group AG	77,718	4,586,458
Credit Suisse Group AG (B)	294,699	4,406,657
Julius Baer Group, Ltd. (B)	94,753	5,549,823
LafargeHolcim, Ltd. (B)	104,121	5,062,601
Nestle SA	90,109	6,983,524
Novartis AG	87,800	6,650,933
Roche Holding AG	22,494	4,990,478
United Kingdom 13.2%		82,305,031
AstraZeneca PLC	86,125	5,957,018
Aviva PLC	727,475	4,826,856
Barclays PLC	1,993,252	4,926,785
BP PLC	824,248	6,271,298
GlaxoSmithKline PLC	285,231	5,750,520
HSBC Holdings PLC	712,325	6,656,209
Imperial Brands PLC	149,424	5,549,320
Informa PLC	451,469	4,962,579
Kingfisher PLC	1,308,491	5,116,992
Meggitt PLC	827,508	5,369,857
RPC Group PLC	497,339	4,896,642
Smiths Group PLC	277,954	6,208,778
Standard Chartered PLC	513,786	4,666,926
Unilever PLC	117,879	6,511,683

Vodafone Group PLC	1,912,888	4,633,568
Preferred securities 0.9%		$5,285,273
(Cost $5,119,315)
Germany 0.9%		5,285,273

Henkel AG & Company KGaA	41,421	5,285,273
Rights 0.0%		$111,152
(Cost $110,317)
Repsol SA (Expiration Date: 7-9-18) (A)(B)(C)	195,804	111,152

	Yield (%)	Shares	Value
Securities lending collateral 1.0%			$6,533,291
(Cost $6,533,521)
John Hancock Collateral Trust (D)	2.0600(E)	653,087	6,533,291

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.3%				$20,626,000
(Cost $20,625,087)
U.S. Government Agency 3.3%				20,626,000
Federal Agricultural Mortgage Corp. Discount Note	1.630	07-02-18	2,090,000	2,090,000
4	JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note	1.500	07-02-18	18,536,000	18,536,000
Total investments (Cost $589,563,009) 100.5%				$627,464,977
Other assets and liabilities, net (0.5%)				(3,250,646)
Total net assets 100.0%				$624,214,331

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	A portion of this security is on loan as of 6-30-18. The value of securities on loan amounted to $6,217,543.
(B)	Non-income producing security.
(C)	Strike price and/or expiration date not available.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 6-30-18:

Financials	20.2%
Consumer discretionary	11.7%
Consumer staples	11.1%
Industrials	10.7%
Health care	10.0%
Materials	8.7%
Energy	7.6%
Information technology	6.4%
Telecommunication services	4.0%
Utilities	3.3%
Real estate	2.5%
Short-term investments and other	3.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL VALUE EQUITY FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2018, by major security category or type:

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$22,033,318	—	$22,033,318	—
Belgium	5,694,038	—	5,694,038	—
Canada	48,709,483	$48,709,483	—	—
Chile	5,326,228	—	5,326,228	—
China	9,208,465	—	9,208,465	—
Denmark	6,058,119	—	6,058,119	—
France	67,278,611	—	67,278,611	—
Germany	64,260,193	—	64,260,193	—
Hong Kong	24,078,968	—	24,078,968	—
Ireland	16,582,434	—	16,582,434	—
Italy	4,081,314	—	4,081,314	—
Japan	127,935,587	—	127,935,587	—
Netherlands	33,835,826	—	33,835,826	—
Norway	5,003,622	—	5,003,622	—
Singapore	9,974,749	—	9,974,749	—
Spain	13,526,514	—	13,526,514	—

       6

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sweden	10,786,287	—	10,786,287	—
Switzerland	38,230,474	—	38,230,474	—
United Kingdom	82,305,031	—	82,305,031	—
Preferred securities	5,285,273	—	5,285,273	—
Rights	111,152	111,152	—	—
Securities lending collateral	6,533,291	6,533,291	—	—
Short-term investments	20,626,000	—	20,626,000	—
Total investments in securities	$627,464,977	$55,353,926	$572,111,051	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	366Q1	06/18
This report is for the information of the shareholders of John Hancock International Value Equity Fund.		8/18

John Hancock

Strategic Growth Fund

Quarterly portfolio holdings 6/30/18

Fund’s investments
As of 6-30-18 (unaudited)
	Shares	Value
Common stocks 94.5%		$1,739,593,118
(Cost $1,115,644,524)
Consumer discretionary 18.6%		343,074,828
Auto components 1.8%
Aptiv PLC	361,427	33,117,555
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	246,503	18,822,969
Internet and direct marketing retail 9.7%
Amazon.com, Inc. (A)	70,927	120,561,715
Booking Holdings, Inc. (A)	15,664	31,752,338
Netflix, Inc. (A)	65,512	25,643,362
Leisure products 1.7%
Polaris Industries, Inc. (B)	249,939	30,537,547
Media 0.5%
Comcast Corp., Class A	307,122	10,076,673
Specialty retail 3.9%
Dick's Sporting Goods, Inc.	394,033	13,889,663
Lowe's Companies, Inc.	368,922	35,257,876
O'Reilly Automotive, Inc. (A)	85,591	23,415,130
Consumer staples 2.1%		38,030,709
Beverages 1.2%
Monster Beverage Corp. (A)	386,570	22,150,461
Food and staples retailing 0.9%
Sprouts Farmers Market, Inc. (A)	719,540	15,880,248
Financials 4.2%		78,042,789
Banks 1.8%
Bank of America Corp.	1,203,166	33,917,250
Capital markets 2.4%
CME Group, Inc.	112,873	18,502,142
Morgan Stanley	540,578	25,623,397
Health care 10.3%		190,367,259
Health care equipment and supplies 1.9%
Becton, Dickinson and Company	77,333	18,525,893
Intuitive Surgical, Inc. (A)	33,273	15,920,465
Health care providers and services 6.9%
Anthem, Inc.	120,317	28,639,056
Cigna Corp.	174,141	29,595,263
UnitedHealth Group, Inc.	280,924	68,921,894
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	80,592	16,693,827
Pharmaceuticals 0.6%
Allergan PLC	72,402	12,070,861
Industrials 14.9%		273,619,387
Aerospace and defense 5.3%
General Dynamics Corp.	122,444	22,824,786
Northrop Grumman Corp.	52,040	16,012,708
Raytheon Company	139,548	26,957,883
The Boeing Company	66,361	22,264,779
United Technologies Corp.	71,540	8,944,646
2	JOHN HANCOCK STRATEGIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Air freight and logistics 2.2%
FedEx Corp.	174,144	$39,541,137
Machinery 0.9%
Caterpillar, Inc.	128,032	17,370,101
Road and rail 4.7%
CSX Corp.	481,300	30,697,314
Knight-Swift Transportation Holdings, Inc.	540,843	20,665,611
Union Pacific Corp.	252,712	35,804,236
Trading companies and distributors 1.8%
United Rentals, Inc. (A)	220,405	32,536,186
Information technology 40.1%		737,950,278
Internet software and services 14.1%
Alphabet, Inc., Class A (A)	38,388	43,347,346
Alphabet, Inc., Class C (A)	61,065	68,127,167
Facebook, Inc., Class A (A)	497,155	96,607,160
New Relic, Inc. (A)	103,939	10,455,224
Nutanix, Inc., Class A (A)	371,615	19,164,186
Okta, Inc. (A)	221,104	11,137,008
Shopify, Inc., Class A (A)(B)	74,061	10,804,759
IT services 5.7%
Ex-Sigma LLC (A)(C)(D)	510	1,216,580
PayPal Holdings, Inc. (A)	507,262	42,239,707
Visa, Inc., Class A	463,193	61,349,913
Semiconductors and semiconductor equipment 2.6%
NVIDIA Corp.	184,056	43,602,866
Texas Instruments, Inc.	37,560	4,140,990
Software 14.2%
Electronic Arts, Inc. (A)	251,798	35,508,554
Microsoft Corp.	1,328,839	131,036,814
RingCentral, Inc., Class A (A)	278,345	19,581,571
salesforce.com, Inc. (A)	318,557	43,451,175
ServiceNow, Inc. (A)	181,186	31,249,149
Technology hardware, storage and peripherals 3.5%
Apple, Inc.	350,765	64,930,109
Materials 3.5%		63,636,253
Chemicals 3.5%
DowDuPont, Inc.	465,557	30,689,517
The Sherwin-Williams Company	80,837	32,946,736
Real estate 0.8%		14,871,615
Equity real estate investment trusts 0.8%
Equinix, Inc.	34,594	14,871,615

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$14,648,983
(Cost $14,648,553)
John Hancock Collateral Trust (E)	2.0600(F)	1,464,371	14,648,983

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC GROWTH FUND	3

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.5%				$100,551,000
(Cost $100,546,617)
U.S. Government Agency 5.4%				99,079,000
Federal Agricultural Mortgage Corp. Discount Note	1.630	07-02-18	10,040,000	10,040,000
Federal Home Loan Bank Discount Note	1.600	07-02-18	89,039,000	89,039,000

	Par value^	Value
Repurchase agreement 0.1%		1,472,000

Repurchase Agreement with State Street Corp. dated 6-29-18 at 0.900% to be repurchased at $1,472,110 on 7-2-18, collateralized by $1,500,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued at $1,504,047, including interest)	1,472,000	1,472,000

Total investments (Cost $1,230,839,694) 100.8%	$1,854,793,101
Other assets and liabilities, net (0.8%)	(15,141,146)
Total net assets 100.0%	$1,839,651,955

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18. The value of securities on loan amounted to $14,318,113.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK STRATEGIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2018, by major security category or type:

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$343,074,828	$343,074,828	—	—
Consumer staples	38,030,709	38,030,709	—	—
Financials	78,042,789	78,042,789	—	—
Health care	190,367,259	190,367,259	—	—
Industrials	273,619,387	273,619,387	—	—
Information technology	737,950,278	736,733,698	—	$1,216,580
Materials	63,636,253	63,636,253	—	—
Real estate	14,871,615	14,871,615	—	—
Securities lending collateral	14,648,983	14,648,983	—	—
Short-term investments	100,551,000	—	$100,551,000	—
Total investments in securities	$1,854,793,101	$1,753,025,521	$100,551,000	$1,216,580

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

       5

Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at June 30, 2018:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 6-30-18
Ex-Sigma LLC	10-31-14	$4,726,919	510	510	0.07%	$1,216,580

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q1	06/18
This report is for the information of the shareholders of John Hancock Strategic Growth Fund.		8/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 22, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 22, 2018